Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price California Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
T. Rowe Price California Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	554
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	757
T. Rowe Price Georgia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	576
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	792
T. Rowe Price New Jersey Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	621
T. Rowe Price New York Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	766
T. Rowe Price New York Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	599
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
T. Rowe Price Virginia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542